PROVISION FOR LITIGATION (Details Narrative) $ in Thousands		9 Months Ended
		Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Provision for litigation		$ 22,175
Assets	[1]	61,035	$ 61,035	$ 73,279
Property, plant and equipment		25,564	25,564	$ 25,830	$ 24,818
San Pedro [Member]
IfrsStatementLineItems [Line Items]
Assets		5,000	5,000
Property, plant and equipment		3,200	3,200
VAT recoverable		1,400	1,400
Other financial assets		$ 400	$ 400
Platosa Project Net Smelter Return [Member]
IfrsStatementLineItems [Line Items]
Minimum payment for plaintiff | $ / shares			$ 2.5
Interest rate of plaintiff		3.00%
Payment for royalty		$ 500
Description of plaintiff an award of damages		The Plaintiff was initially awarded damages of $700 in the court of first instance in Torreón, Coahuila. Both San Pedro and the Plaintiff appealed the decision to the Second District State Court in the Judicial District of Torreón. That Court confirmed the initial decision but, subsequently, pursuant to an order obtained by the Plaintiff, granted the Plaintiff an award of $22,175 (the “Judgment”), which in the view of management is multiple times greater than any income the applicable NSR royalty could produce even in the event of commercial production.

[1]	Certain comparative period balances related to deferred income tax and foreign exchange impacts have been reallocated to conform with the current period allocation. As a result, total assets for Mexico and Corporate as at December 31, 2020, previously reported as $63,062 and $10,217, were revised to $40,897 and $32,382, respectively.